OTHER INVESTMENTS (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
OTHER INVESTMENTS
As of beginning of the year	$ 1,150,898	$ 749,027	$ 281,668
Addition during the year	13,646	511,706	515,840
Acquisition of business under common control		0	0
Disposal during the year	0	0	(6,392)
Fair value loss	37,399	(70,628)
Written off during the year		(1,776)	0
Foreign exchange translation	(7,268)	(37,431)	(12,239)
Fair value gain		(70,628)	(29,850)
As of end of the year	$ 1,194,675	$ 1,150,898	$ 749,027